Capital Group Core Bond ETF
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 97.36% Mortgage-backed obligations 38.21% Federal agency mortgage-backed obligations 29.06%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	USD948	$790
Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	504	420
Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	1,592	1,325
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	973	810
Fannie Mae Pool #BR6304 2.50% 4/1/2051[1]	24	20
Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	1,348	1,123
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	918	764
Fannie Mae Pool #CB0517 2.50% 5/1/2051[1]	631	525
Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	540	452
Fannie Mae Pool #BR9603 2.50% 5/1/2051[1]	18	15
Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	972	814
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	492	410
Fannie Mae Pool #CB1295 2.00% 8/1/2051[1]	2,817	2,254
Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	942	784
Fannie Mae Pool #BU0341 2.50% 9/1/2051[1]	24	20
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,514	2,806
Fannie Mae Pool #CB2211 2.50% 11/1/2051[1]	3,913	3,268
Fannie Mae Pool #BQ7453 2.50% 11/1/2051[1]	456	383
Fannie Mae Pool #CB2029 2.50% 11/1/2051[1]	94	79
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,647	2,113
Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	1,984	1,652
Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	283	236
Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	112	94
Fannie Mae Pool #MA4547 2.00% 2052[1]	7,781	6,196
Fannie Mae Pool #BT6607 2.50% 2/1/2052[1]	617	514
Fannie Mae Pool #MA4562 2.00% 2052[1]	10,002	7,966
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	733	614
Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	591	493
Fannie Mae Pool #CB3744 2.50% 3/1/2052[1]	80	67
Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	29	24
Fannie Mae Pool #MA4577 2.00% 2052[1]	3,749	2,987
Fannie Mae Pool #FS8274 2.00% 4/1/2052[1]	1,955	1,557
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,882	1,500
Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	4,984	4,154
Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	945	790
Fannie Mae Pool #CB3520 2.50% 4/1/2052[1]	765	639
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,099	915
Fannie Mae Pool #CB3891 3.00% 6/1/2052[1]	1,669	1,456
Fannie Mae Pool #MA4626 4.00% 2052[1]	931	869
Fannie Mae Pool #MA4651 2.00% 7/1/2052[1]	2,290	1,824
Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	2,853	2,384
Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]	851	712
Fannie Mae Pool #FS6130 2.50% 7/1/2052[1]	570	477
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	415	346
Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	39	32
Capital Group Core Bond ETF — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4654 3.50% 7/1/2052[1]	USD8,040	$7,260
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,690	1,409
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,167	1,804
Fannie Mae Pool #MA4782 3.50% 10/1/2052[1]	3,081	2,784
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	252	253
Fannie Mae Pool #MA5026 3.50% 4/1/2053[1]	1,537	1,387
Fannie Mae Pool #BY0943 4.00% 4/1/2053[1]	606	566
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	240	225
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	8,489	8,342
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	1,577	1,549
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	953	890
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	968	927
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,930	1,802
Fannie Mae Pool #FA0441 3.50% 12/1/2053[1]	22,998	20,766
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	431	438
Fannie Mae Pool #MA5294 5.00% 3/1/2054[1]	5,103	5,014
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,220	7,339
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,477	2,313
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	2,514	2,512
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	225	232
Fannie Mae Pool #MA5389 6.00% 6/1/2054[1]	3,016	3,065
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	760	775
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	222	226
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	201	205
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	3,198	3,250
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	169	172
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	150	155
Fannie Mae Pool #MA5444 5.50% 8/1/2054[1]	4,945	4,941
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	2,673	2,717
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	89	92
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	75	76
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	67	68
Fannie Mae Pool #MA5520 3.50% 9/1/2054[1]	2,732	2,467
Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	5,280	5,365
Fannie Mae Pool #MA5583 4.00% 1/1/2055[1]	12,747	11,898
Fannie Mae Pool #MA5585 5.00% 1/1/2055[1]	14,503	14,233
Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	2,160	2,195
Fannie Mae Pool #MA5631 6.50% 2/1/2055[1]	5,396	5,565
Fannie Mae Pool #MA5665 3.50% 3/1/2055[1]	3,790	3,422
Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	691	702
Fannie Mae Pool #MA5674 6.00% 4/1/2055[1]	3,860	3,922
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	12,113	10,745
Freddie Mac Pool #RA3528 2.50% 9/1/2050[1]	703	586
Freddie Mac Pool #QB8797 2.50% 2/1/2051[1]	274	229
Freddie Mac Pool #SD4957 2.00% 3/1/2051[1]	34,509	27,688
Freddie Mac Pool #QC3532 2.50% 6/1/2051[1]	521	435
Freddie Mac Pool #QC5574 2.50% 8/1/2051[1]	24	20
Freddie Mac Pool #QC6759 2.00% 9/1/2051[1]	8,042	6,417
Freddie Mac Pool #QC6225 2.50% 9/1/2051[1]	730	608
Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	702	586
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	172	143
Freddie Mac Pool #QC6597 2.50% 9/1/2051[1]	27	22
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	3,357	2,679
Freddie Mac Pool #SD8183 2.50% 12/1/2051[1]	2,684	2,242
Capital Group Core Bond ETF — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5712 2.50% 1/1/2052[1]	USD3,372	$2,829
Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	2,324	1,946
Freddie Mac Pool #SD5892 2.00% 2/1/2052[1]	10,788	8,593
Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	3,142	2,623
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	9,242	7,359
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	952	758
Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	751	625
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,955	2,354
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	968	770
Freddie Mac Pool #SD6498 2.50% 4/1/2052[1]	5,154	4,302
Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	142	118
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	8,432	7,029
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	45,539	39,528
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	5,146	4,467
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	8,570	7,442
Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	2,095	1,956
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	156	130
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	774	723
Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	40	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,487	2,158
Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]	4,229	3,820
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	3,763	3,698
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	990	991
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	176	181
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	950	887
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	7,271	7,145
Freddie Mac Pool #SD8397 6.50% 1/1/2054[1]	3,477	3,590
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	37	39
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	1,108	1,127
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,163	1,163
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	1,794	1,792
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	106	108
Freddie Mac Pool #SD8431 5.50% 5/1/2054[1]	28,370	28,351
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	134	137
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	22	22
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	65	68
Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	2,955	2,953
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,711	7,836
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	188	192
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	688	711
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	164	169
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	24,367	25,137
Freddie Mac Pool #QJ4152 6.50% 8/1/2054[1]	1,920	1,985
Freddie Mac Pool #SD8460 4.50% 9/1/2054[1]	6,295	6,024
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	6,744	6,740
Freddie Mac Pool #QJ3931 6.50% 9/1/2054[1]	768	794
Freddie Mac Pool #QJ8974 6.50% 10/1/2054[1]	80	82
Freddie Mac Pool #SD6652 3.50% 11/1/2054[1]	4,994	4,510
Freddie Mac Pool #SD7426 7.00% 12/1/2054[1]	12,927	13,559
Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	4,558	4,702
Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	11,218	11,398
Freddie Mac Pool #SD8508 6.50% 2/1/2055[1]	24,019	24,774
Freddie Mac Pool #SD8516 6.00% 3/1/2055[1]	10,274	10,439
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	253	228
Capital Group Core Bond ETF — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	USD248	$223
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	242	221
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	266	238
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,2]	2,029	1,687
Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,2]	29,267	27,998
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,2]	15,763	16,012
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,2]	209	219
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,2]	14,795	12,303
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,2]	2,303	2,143
Uniform Mortgage-Backed Security 5.00% 5/1/2055[1,2]	2,881	2,821
		578,357
Collateralized mortgage-backed obligations (privately originated) 4.73%
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,3,4]	2,115	2,036
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[1,3,5]	4,705	4,310
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,3,4]	2,073	2,078
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,5]	500	490
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034[1,3,5]	2,100	1,988
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[1,3,5]	790	774
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	1,052	1,039
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,5]	291	280
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,5]	5,175	5,054
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[1,3]	2,622	2,563
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054[1,3]	300	285
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[1,3,4]	1,503	1,480
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.44% 3/25/2042[1,3,5]	2,384	2,420
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[1,3,5]	84	87
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[1,3,5]	242	247
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[1,3,5]	343	349
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 1/25/2044[1,3,5]	103	103
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[1,3,5]	119	119
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 5/25/2044[1,3,5]	267	266
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[1,3,5]	255	254
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 9/25/2044[1,3,5]	344	343
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[1,3,5]	412	412
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[1,3,5]	592	591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[1,3,5]	1,707	1,706
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[1,3,5]	5,083	5,050
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[1,3,5]	445	446
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.54% 5/25/2044[1,3,5]	1,465	1,465
Capital Group Core Bond ETF — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[1,3,5]	USD1,506	$1,508
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,3,4]	192	193
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,3,4]	360	362
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,3,4]	239	231
JPMorgan Mortgage Trust, Series 2016-3, Class B2, 3.30% 10/25/2046[1,3,5]	255	244
JPMorgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049[1,3,5]	1,080	1,008
JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.447% 1/25/2047[1,3,5]	420	380
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.65% 11/25/2060 (4.65% on 8/25/2024)[1,3,4]	1,777	1,775
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025)[1,3,4]	1,480	1,477
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066[1,3,4]	2,260	2,261
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025)[1,3,4]	311	310
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,3,4]	2,169	2,194
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065[1,3,4]	2,686	2,707
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,3,4]	3,978	3,961
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	139	129
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,3]	782	761
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[1,3,5]	260	255
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,3,4]	313	316
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053[1,3,5]	571	564
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,3,4]	1,819	1,829
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,3,4]	272	274
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,3,4]	317	319
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,3,4]	447	452
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,3,4]	3,472	3,517
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,3,4]	1,398	1,406
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,3,4]	2,901	2,907
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,5]	736	742
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,3,4]	2,014	1,865
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,3]	391	379
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[1,3,5]	300	301
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 6.07% 2/17/2042[1,3,5]	2,500	2,505
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.435% 10/25/2048[1,3,5]	4,977	4,998
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.012% 5/25/2055[1,3,5]	2,490	2,438
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.435% 5/25/2058[1,3,5]	2,179	2,235
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.435% 10/25/2059[1,3,5]	2,574	2,606
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[1,3,5]	1,236	1,248
Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[1,3]	3,246	3,231
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,3,4]	851	863
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,3,4]	868	879
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,3,4]	866	865
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[1,3,5]	1,400	1,402
		94,132
Capital Group Core Bond ETF — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 4.42%	Principal amount (000)	Value (000)
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.011% 7/15/2041[1,3,5]	USD447	$447
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029[1,3,5]	1,870	1,871
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,5]	766	761
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[1,5]	3,880	4,038
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	33
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,5]	38	37
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	217
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	123
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	689	709
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.661% 3/15/2041[1,3,5]	298	298
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,5]	985	1,023
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.7785% 04/15/2058[1]	2,759	2,863
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 04/15/2058[1,5]	1,485	1,541
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.691% 6/15/2041[1,3,5]	1,996	1,996
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.669% 12/15/2039[1,3,5]	2,165	2,163
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[1,3,5]	656	655
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[1,3,5]	2,000	1,983
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[1,3,5]	1,500	1,486
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[1,3,5]	2,476	2,480
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[1,3,5]	4,754	4,756
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 11/15/2026[1,3,5]	2,864	2,861
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[1,3]	2,401	2,463
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[1,3,5]	994	996
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,3,5]	1,613	1,604
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31% 4/10/2049[1]	280	276
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	319	309
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[1,3,5]	1,057	1,071
ELM Trust 2024, Series 2024-ELM, Class B15, 5.596% 6/10/2039[1,3,5]	949	961
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039[1,3,5]	661	667
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039[1,3,5]	595	601
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[1,3,5]	234	236
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029[1,3,5]	210	212
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[1,3,5]	1,067	1,068
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 5/15/2041[1,3,5]	1,446	1,448
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,5]	479	484
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[1,3,5]	2,177	2,172
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.062% 3/15/2042[1,3,5]	1,040	1,037
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[1,3,5]	633	631
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,3,5]	1,222	1,219
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2037[1,3,5]	1,500	1,501
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,3,5]	2,271	2,306
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,3,5]	177	178
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,3,5]	594	604
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,3,5]	189	193
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,3,5]	5,582	5,686
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[1,3,5]	4,991	4,972
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[1,3,5]	921	922
Capital Group Core Bond ETF — Page 6 of 18

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[1,3,5]	USD3,983	$3,984
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[1,3,5]	2,549	2,553
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030[1]	2,168	2,229
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[1,3,5]	610	616
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047[1,3,5]	2,059	2,116
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[1,3,5]	354	353
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.58% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,3,4]	1,750	1,726
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[1,3,5]	8,074	7,998
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,5]	300	288
		88,021
Total mortgage-backed obligations		760,510
Corporate bonds, notes & loans 35.96% Financials 18.54%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.610% 11/17/2029[3,5,6,7]	1,763	1,750
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[3,4]	5,078	5,363
American Express Co. (USD-SOFR + 0.93%) 5.27% 7/26/2028[5]	6,721	6,766
Arthur J. Gallagher & Co. 4.85% 12/15/2029	5,476	5,516
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	20,917	20,185
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[4]	12,153	11,829
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028)[4]	5,792	5,853
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	5,660	5,450
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[3,4]	3,777	3,845
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[3,4]	4,361	4,184
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[3,4]	6,443	6,572
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[3,4]	5,480	5,615
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,4]	7,184	7,453
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028)[4]	5,329	5,349
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[4]	6,636	6,851
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[4]	715	706
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	5,541	5,401
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	7,633	7,580
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	5,715	5,493
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[4]	8,416	8,927
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	4,384	4,238
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[4]	8,685	9,081
Five Corners Funding Trust III 5.791% 2/15/2033[3]	3,776	3,898
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[4]	9,461	9,762
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[4]	197	199
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[4]	3,752	3,730
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[4]	2,662	2,699
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[4]	12,344	12,238
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[4]	6,774	6,935
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[4]	8,123	8,195
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[4]	1,353	1,380
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[4]	3,670	3,667
Capital Group Core Bond ETF — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[4]	USD13,411	$13,235
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[3,4]	8,573	8,810
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[4]	6,815	7,030
Metropolitan Life Global Funding I 4.85% 1/8/2029[3]	2,667	2,693
Metropolitan Life Global Funding I 5.15% 3/28/2033[3]	2,547	2,556
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[4]	5,964	5,741
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[4]	2,713	2,771
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[4]	15,265	15,477
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[4]	8,920	8,996
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[4]	3,640	3,612
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029)[4]	11,125	11,139
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[4]	1,098	1,132
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[4]	8,051	8,280
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[4]	2,970	2,939
Svenska Handelsbanken AB 5.50% 6/15/2028[3]	7,304	7,499
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[4]	10,039	10,249
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[4]	2,223	2,225
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[4]	3,994	4,028
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[3,4]	1,647	1,691
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[3,4]	8,711	10,648
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[4]	32,620	33,513
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[4]	8,347	7,979
		368,953
Utilities 4.28%
DTE Energy Co. 5.10% 3/1/2029	8,481	8,596
Edison International 4.125% 3/15/2028	1,749	1,683
Edison International 6.95% 11/15/2029	50	52
Edison International 6.25% 3/15/2030	702	711
Eversource Energy 5.00% 1/1/2027	9,607	9,675
FirstEnergy Corp. 2.65% 3/1/2030	9,385	8,455
Georgia Power Co. 4.95% 5/17/2033	7,014	6,969
Pacific Gas and Electric Co. 4.55% 7/1/2030	11,238	10,882
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,848	1,849
PacifiCorp 5.10% 2/15/2029	12,784	13,028
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,937	1,947
Southern California Edison Co. 5.25% 3/15/2030	3,276	3,296
Southern California Edison Co. 5.45% 6/1/2031	10,440	10,583
Xcel Energy, Inc. 4.75% 3/21/2028	1,827	1,834
Xcel Energy, Inc. 5.45% 8/15/2033	5,628	5,656
		85,216
Health care 2.76%
Amgen, Inc. 5.25% 3/2/2033	9,076	9,211
Baxter International, Inc. 2.272% 12/1/2028	11,574	10,636
Bristol-Myers Squibb Co. 5.20% 2/22/2034	6,433	6,548
Centene Corp. 4.25% 12/15/2027	5,581	5,450
Cigna Group (The) 5.00% 5/15/2029	6,101	6,184
Capital Group Core Bond ETF — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.40% 6/1/2029	USD8,179	$8,335
Humana, Inc. 5.375% 4/15/2031	4,289	4,324
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,404	3,368
Viatris, Inc. 2.70% 6/22/2030	1,059	923
		54,979
Consumer staples 1.93%
Altria Group, Inc. 4.875% 2/4/2028	4,651	4,685
BAT Capital Corp. 6.343% 8/2/2030	6,025	6,407
BAT Capital Corp. 5.35% 8/15/2032	3,178	3,197
Constellation Brands, Inc. 2.875% 5/1/2030	3,665	3,326
Mars, Inc. 4.80% 3/1/2030[3]	12,276	12,349
Philip Morris International, Inc. 5.625% 11/17/2029	8,073	8,420
		38,384
Consumer discretionary 1.91%
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[3]	4,110	3,786
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,774	12,834
Hyundai Capital America 5.275% 6/24/2027[3]	5,273	5,335
Hyundai Capital America 4.55% 9/26/2029[3]	2,145	2,100
Hyundai Capital America 5.15% 3/27/2030[3]	4,373	4,360
Sands China, Ltd. 5.125% 8/8/2025	500	500
Stellantis Finance US, Inc. 5.35% 3/17/2028[3]	1,559	1,561
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026[3]	7,526	7,537
		38,013
Industrials 1.68%
BAE Systems PLC 5.125% 3/26/2029[3]	6,906	7,015
Boeing Co. (The) 5.04% 5/1/2027	12,492	12,553
Boeing Co. (The) 6.259% 5/1/2027	7,133	7,341
Carrier Global Corp. 2.722% 2/15/2030	902	825
Carrier Global Corp. 2.70% 2/15/2031	190	169
LG Energy Solution, Ltd. 5.25% 4/2/2028[3]	5,472	5,460
		33,363
Energy 1.65%
Cheniere Energy, Inc. 4.625% 10/15/2028	13,900	13,756
Diamondback Energy, Inc. 5.15% 1/30/2030	4,293	4,360
Energy Transfer, LP 5.25% 7/1/2029	7,299	7,408
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[3]	1,867	1,893
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[3]	5,420	5,424
		32,841
Information technology 1.41%
Broadcom, Inc. 5.05% 7/12/2027	3,847	3,896
Broadcom, Inc. 4.15% 2/15/2028	4,368	4,332
Broadcom, Inc. 3.469% 4/15/2034[3]	3,607	3,176
Microchip Technology, Inc. 5.05% 3/15/2029	3,186	3,209
Microchip Technology, Inc. 5.05% 2/15/2030	834	833
Roper Technologies, Inc. 4.50% 10/15/2029	3,482	3,462
SK hynix, Inc. 6.375% 1/17/2028[3]	2,315	2,411
Synopsys, Inc. 4.65% 4/1/2028	6,736	6,776
		28,095
Capital Group Core Bond ETF — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 1.09%	Principal amount (000)	Value (000)
AT&T, Inc. 4.30% 2/15/2030	USD11,238	$11,067
Charter Communications Operating, LLC 6.10% 6/1/2029	1,999	2,065
Charter Communications Operating, LLC 6.384% 10/23/2035	2,151	2,181
T-Mobile USA, Inc. 3.875% 4/15/2030	5,795	5,557
T-Mobile USA, Inc. 5.125% 5/15/2032	858	864
		21,734
Real estate 0.63%
Equinix, Inc. 3.20% 11/18/2029	6,841	6,403
VICI Properties, LP 4.95% 2/15/2030	6,218	6,170
		12,573
Materials 0.08%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[3]	1,678	1,676
Total corporate bonds, notes & loans		715,827
U.S. Treasury bonds & notes 12.25% U.S. Treasury 12.25%
U.S. Treasury 4.50% 5/31/2029	19,630	20,056
U.S. Treasury 4.125% 10/31/2029	15,450	15,564
U.S. Treasury 4.125% 3/31/2031	440	442
U.S. Treasury 4.625% 4/30/2031[8]	22,777	23,492
U.S. Treasury 4.125% 10/31/2031	7,170	7,194
U.S. Treasury 4.375% 1/31/2032	14,124	14,374
U.S. Treasury 4.125% 3/31/2032	5,958	5,974
U.S. Treasury 4.00% 2/15/2034	605	597
U.S. Treasury 4.625% 2/15/2035	7,229	7,468
U.S. Treasury 4.375% 8/15/2043	9,340	9,104
U.S. Treasury 3.75% 11/15/2043[8]	20,531	18,335
U.S. Treasury 4.625% 5/15/2044[8]	45,000	45,148
U.S. Treasury 4.75% 2/15/2045	6,910	7,038
U.S. Treasury 2.00% 2/15/2050	24,090	14,578
U.S. Treasury 1.25% 5/15/2050	23,690	11,767
U.S. Treasury 4.25% 2/15/2054	12,865	12,120
U.S. Treasury 4.625% 5/15/2054[8]	13,140	13,180
U.S. Treasury 4.50% 11/15/2054	17,712	17,449
		243,880
Asset-backed obligations 10.21%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,3]	1,680	1,683
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	1,230	1,240
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,3]	3,143	3,164
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,3]	139	140
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,3]	205	205
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,3]	50	50
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,3]	313	315
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,3]	683	703
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050[1,3]	1,117	1,129
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,3]	362	365
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[1,3]	170	173
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,3]	613	626
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,3]	5,000	4,990
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,3]	83	83
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,3]	250	259
Capital Group Core Bond ETF — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,3]	USD150	$157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,3]	117	120
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[1,3,5]	480	480
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,3]	98	96
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046[1,3]	3,548	3,263
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,3]	618	620
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,3]	139	142
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030[1,3]	1,000	1,022
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,3]	403	407
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040[1,3]	5,000	4,820
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	46	47
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	84	85
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	67
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	100
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	656	658
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,3]	1,188	1,182
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 2045[1,3]	818	769
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,3]	2,002	2,021
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	507
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	220	220
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,3]	77	78
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029[1]	2,000	1,997
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,3]	3,416	3,441
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[1,3]	201	202
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,3]	5,056	4,990
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	3,722	3,559
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,3]	111	112
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,3]	150	153
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,3]	1,318	1,319
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,3]	1,691	1,686
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,3]	471	438
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,3]	1,533	1,401
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,3]	4,007	3,651
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,3]	119	119
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,3]	227	230
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,3]	8	8
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,3]	12	12
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,3]	100	101
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,3]	323	323
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,3]	505	510
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,3]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,3]	100	102
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,3]	509	516
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	123
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.382% 10/15/2030[1,3,5]	2,982	2,980
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,3]	868	872
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,3]	1,611	1,613
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,3]	119	120
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,3]	108	110
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,3]	2,369	2,390
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,3]	1,510	1,521
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,3]	410	414
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	7	7
Capital Group Core Bond ETF — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	USD34	$34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	101	102
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	116	116
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	122
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	153
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[1]	2,087	2,111
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,3]	150	152
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,3]	2,725	2,722
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[1,3,5]	953	953
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,3]	125	118
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,3]	127	120
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,3]	146	134
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,3]	153	141
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,3]	92	92
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,3]	304	304
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,3]	32	32
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,3]	553	554
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[1,3]	457	459
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,3]	948	947
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,3]	146	147
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,3]	116	117
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,3]	312	326
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,3]	1,382	1,391
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,3]	150	156
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,3]	2,505	2,527
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,3]	250	239
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,3]	150	143
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,3]	4,919	5,007
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,3]	517	524
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[1,3]	1,616	1,617
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,3]	1,649	1,657
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,3]	2,800	2,774
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032[1,3]	3,529	3,547
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,3]	100	101
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[1,3,5]	1,958	1,958
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,3]	30	30
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,3]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,3]	250	251
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,3]	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,3]	355	361
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[1,3]	596	597
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[1,3,5]	4,130	4,108
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[1,3,5]	2,505	2,501
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	76
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,3]	1,066	1,074
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,3]	1,638	1,662
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,3]	2,012	2,031
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,3]	798	807
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,3]	97	89
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057[1,3]	4,000	4,030
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,3]	5,000	4,670
Capital Group Core Bond ETF — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,3]	USD2,007	$2,013
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[1,3]	1,502	1,502
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 4/25/2032[1,3]	1,175	1,183
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,3]	612	618
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,3]	272	277
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,3]	801	798
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[1,3]	992	995
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,3]	1,647	1,648
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,3]	1,044	1,053
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[1,3]	1,285	1,289
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,3]	585	585
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,3]	100	100
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,3]	150	152
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,440	1,447
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,3]	300	305
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[1,3]	664	664
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,3]	676	679
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	8	8
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	584	586
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029[1]	2,394	2,399
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,3]	780	780
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028[1,3]	1,000	1,016
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,3]	3,597	3,667
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032[1,3]	3,900	3,983
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[1,3]	889	890
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[1,3]	1,658	1,679
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,3]	248	250
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031[1,3]	793	797
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,3]	234	235
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.339% 4/15/2032[1,3,5]	7,123	7,112
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[1,3,5]	2,737	2,735
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,3]	2,542	2,510
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[1]	1,514	1,533
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,3]	3,466	3,258
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,3]	1,129	1,056
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,3]	1,508	1,388
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,3]	1,831	1,700
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,3]	961	884
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033[1,3]	5,886	5,879
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.336% 4/15/2034[1,3,5]	3,229	3,217
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.734% 7/15/2034[1,3,5]	275	275
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,3]	517	485
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,3]	4,729	4,235
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[1,3]	1,865	1,870
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[1,3]	678	678
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[1,3]	1,613	1,615
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,3]	761	774
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,3]	1,750	1,792
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	120
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,3]	109	110
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,3]	62	63
Capital Group Core Bond ETF — Page 13 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,3]		USD137	$138
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,3]		2,493	2,502
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,3]		2,404	2,414
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[1,3,5]		389	389
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,3]		1,140	1,141
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]		405	413
			203,185
Bonds & notes of governments & government agencies outside the U.S. 0.69%
Romania 6.625% 2/17/2028[3]		6,309	6,485
Saudi Arabia (Kingdom of) 5.125% 1/13/2028[3]		3,323	3,365
United Mexican States 6.00% 5/13/2030		3,736	3,815
			13,665
Municipals 0.04% Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		705	731
Total bonds, notes & other debt instruments (cost: $1,925,426,000)			1,937,798
Short-term securities 5.49% Money market investments 5.22%		Shares
Capital Group Central Cash Fund 4.33%[9,10]		1,038,392	103,839
Interest bearing bills & notes 0.27%	Coupon rate	Principal amount (000)
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025[5]	5.31%	USD5,332	5,331
Total short-term securities (cost: $109,162,000)			109,170
Total investment securities 102.85% (cost $2,034,588,000)			2,046,968
Other assets less liabilities (2.85)%			(56,674)
Net assets 100.00%			$1,990,294
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	345	6/30/2025	USD(71,474)	$(80)
5 Year U.S. Treasury Note Futures	Long	804	6/30/2025	86,958	312
10 Year U.S. Treasury Note Futures	Long	1,015	6/18/2025	112,887	1,181
10 Year Ultra U.S. Treasury Note Futures	Long	326	6/18/2025	37,205	112
30 Year U.S. Treasury Bond Futures	Long	563	6/18/2025	66,029	215
30 Year Ultra U.S. Treasury Bond Futures	Long	490	6/18/2025	59,902	457
					$2,197
Capital Group Core Bond ETF — Page 14 of 18

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[11] (000)	Value at 3/31/2025 [12] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
1.00%	Quarterly	CDX.NA.IG.S44	6/20/2030	USD51,835	$938	$1,026	$(88)
Investments in affiliates10

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.22%
Money market investments 5.22%
Capital Group Central Cash Fund 4.33%[9]	$58,798	$278,008	$232,946	$(28)	$7	$103,839	$985

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $521,444,000, which represented 26.20% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,750,000, which represented 0.09% of the net assets of the fund.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,678,000, which represented .54% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 3/31/2025.
[10]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[12]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond ETF — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $401,314,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held was $51,090,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond ETF — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$760,510	$—	$760,510
Corporate bonds, notes & loans	—	714,077	1,750	715,827
U.S. Treasury bonds & notes	—	243,880	—	243,880
Asset-backed obligations	—	203,185	—	203,185
Bonds & notes of governments & government agencies outside the U.S.	—	13,665	—	13,665
Municipals	—	731	—	731
Short-term securities	103,839	5,331	—	109,170
Total	$103,839	$1,941,379	$1,750	$2,046,968

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,277	$—	$—	$2,277
Liabilities:
Unrealized depreciation on futures contracts	(80)	—	—	(80)
Unrealized depreciation on centrally cleared credit default swaps	—	(88)	—	(88)
Total	$2,197	$(88)	$—	$2,109

*	Futures contracts and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Core Bond ETF — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-312-0525
Capital Group Core Bond ETF — Page 18 of 18